Adoption of ASU 2018-12 (Effect of Accounting Adoption to Consolidated Balance Sheets) (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021
Reinsurance recoverables				$ 21,264	$ 23,866
Other assets				19,926	25,234
Future contract benefits				(38,302)	(40,767)
DFEL				5,045	4,220
Other liabilities				14,657	22,433
Retained Earnings [Member]
Total		$ (1,820)	$ (201)
Cumulative Effect, Period of Adoption, Adjustment [Member]
Reinsurance recoverables				(2,646)	1,111
Other assets				(1,154)	2,187
Future contract benefits				2,901	(693)
DFEL				(650)	3,821
Other liabilities				$ (1,468)	$ (1,099)
Accounting Standards Update 2018-12 [Member]
DAC, VOBA and DSI		12,162
Reinsurance recoverables		20,713
Future contract benefits		(42,044)
DFEL		3,586
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
DAC, VOBA and DSI	$ 6,079
Reinsurance recoverables	3,163
Other assets	5,795
Future contract benefits	(3,726)
MRBs, net	(4,300)
DFEL	(3,190)
Other liabilities	(819)
Total	3,002
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Reinsurance recoverables	607	607
Other assets	5,795
Future contract benefits	(760)	$ (760)
MRBs, net	(7,956)
Other liabilities	494
Total	(1,820)
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
DAC, VOBA and DSI	6,079
Reinsurance recoverables	2,556
Future contract benefits	(2,966)
MRBs, net	3,656
DFEL	(3,190)
Other liabilities	(1,313)
Total	$ 4,822